UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               C/O SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-346-6300

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------
                                      FACE AMOUNT        VALUE
DESCRIPTION                              (000)           (000)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 47.5%
  U.S. Treasury Bills (B)
        1.380%, 11/04/04                $25,000         $24,997
        1.464%, 11/12/04                 40,000          39,982
        1.546%, 11/26/04                 40,000          39,955
        1.728%, 12/09/04                 15,000          14,973
        1.895%, 02/03/05                 15,000          14,926
        2.021%, 03/17/05                 15,000          14,886
-----------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST
    $149,719)                                           149,719
-----------------------------------------------------------------
REPURCHASE AGREEMENTS (A) -- 52.6%
    ABN-AMRO 1.790%, dated
      10/29/04, to be
      repurchased on 11/01/04,
      repurchase price
      $76,011,337
      (collateralized by a U.S.
      Treasury Bill, par value
      $78,060,000, 0.000%,
      03/03/05; total market
      value $77,520,605)                 76,000          76,000
    Deutsche Bank 1.790%, dated
      10/29/04, to be
      repurchased on 11/01/04,
      repurchase price
      $76,162,199
      (collateralized by a U.S.
      Treasury Obligation, par
      value $75,899,000,
      3.125%, 05/15/07; total
      market value $77,674,395)          76,151          76,151
    Merrill Lynch 1.700%, dated
      10/29/04, to be repurchased
      on 11/01/04, repurchase price
      $14,001,983 (collateralized by
      a U.S. Treasury Obligation, par
      value $14,065,000, 3.500%,
      08/15/09; total market
      value $14,283,473)                 14,000          14,000
-----------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS (COST $166,151)         166,151
-----------------------------------------------------------------
    TOTAL INVESTMENTS+ -- 100.1% (COST $315,870)        315,870
-----------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES -- (0.1)%                 (463)
     Other Assets and Liabilities, Net
-----------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------
     NET ASSETS -- 100.0%                              $315,407
-----------------------------------------------------------------
 + For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) Tri-party Repurchase Agreement
(B) The rate reported is the effective yield at time of purchase.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------
                                    FACE AMOUNT       VALUE
DESCRIPTION                           (000)           (000)
------------------------------------------------------------------
CORPORATE BONDS -- 40.1%
    Aerospace & Defense -- 1.5%
       General Dynamics
         4.500%, 08/15/10             $1,000          $1,029
------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                          1,029
------------------------------------------------------------------
    Agriculture -- 3.0%
       Cargill 144A
         4.375%, 06/01/13              2,000           1,964
------------------------------------------------------------------
    TOTAL AGRICULTURE                                  1,964
------------------------------------------------------------------
    Automotive -- 6.3%
       DaimlerChrysler Holding
         6.400%, 05/15/06              2,000           2,103
       General Motors
         7.100%, 03/15/06                750             779
         6.125%, 08/28/07              1,250           1,304
------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                   4,186
------------------------------------------------------------------
    Banks -- 6.2%
       Bank One
         6.500%, 02/01/06              2,000           2,092
       Citigroup
         4.125%, 06/30/05              1,000           1,011
       US Bancorp MTN
         2.750%, 03/30/06              1,000           1,001
------------------------------------------------------------------
    TOTAL BANKS                                        4,104
------------------------------------------------------------------
    Electrical Services & Equipment -- 1.9%
       PSEG Power LLC
         3.750%, 04/01/09              1,300           1,278
------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES & EQUIPMENT              1,278
------------------------------------------------------------------
    Financial Services -- 9.8%
       American General Finance
         MTN, Series F
         5.910%, 06/12/06                500             524
       Bear Stearns
         3.000%, 03/30/06              1,000           1,004
       Boeing Capital
         6.500%, 02/15/12              1,000           1,125
       First Data
         3.375%, 08/01/08                400             398
       Ford Motor Credit
         7.375%, 02/01/11                650             705
         6.500%, 01/25/07              1,000           1,051
       General Electric Capital MTN,
         Series A
         6.875%, 11/15/10                500             570
       Lehman Brothers Holdings
         7.000%, 02/01/08              1,000           1,104
------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                           6,481
------------------------------------------------------------------
    Food, Beverage & Tobacco -- 0.9%
       Campbell Soup
         6.750%, 02/15/11                500             571
------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                       571
------------------------------------------------------------------
    Oil Drilling & Refining -- 3.2%
       ENSCO International
         6.750%, 11/15/07              1,000           1,086
       Marathon Oil
         5.375%, 06/01/07              1,000           1,052
------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                      2,138
------------------------------------------------------------------
    Retail -- 0.8%
       Target
         5.375%, 06/15/09                500             535
------------------------------------------------------------------
    TOTAL RETAIL                                         535
------------------------------------------------------------------

------------------------------------------------------------------
DESCRIPTION                        FACE AMOUNT         VALUE
                                      (000)            (000)
------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
    Semi-Conductors & Instruments -- 2.4%
       Texas Instruments
         6.125%, 02/01/06             $1,500          $1,560
------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS & INSTRUMENTS                1,560
------------------------------------------------------------------
    Telephones & Telecommunication -- 3.3%
       Alltel
         6.500%, 11/01/13              1,000           1,108
       SBC Communications
         5.875%, 08/15/12              1,000           1,080
------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION               2,188
------------------------------------------------------------------
    Utilities -- 0.8%
       Alabama Power, Series G
         5.375%, 10/01/08                500             531
------------------------------------------------------------------
    TOTAL UTILITIES                                      531
------------------------------------------------------------------
    TOTAL CORPORATE BONDS (COST $25,845)              26,565
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.2%
    FHLMC
        4.375%, 02/04/10               2,500           2,508
        1.679%, 12/13/04 (A)           1,335           1,332
    FNMA
        5.500%, 03/15/11               1,500           1,627
        5.250%, 08/01/12               1,000           1,046
        1.659%, 12/13/04 (A)           3,050           3,043
        1.659%, 12/06/04 (A)           3,000           2,995
        1.237%, 12/01/04 (A)           3,000           2,995
        1.109%, 11/18/04 (A)           2,500           2,498
------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $17,915)                                     18,044
------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 17.8%
    FHLMC
        7.000%, 12/01/06                   3               4
        7.000%, 12/01/14                  18              20
        7.000%, 04/01/15                  38              40
        5.000%, 10/01/16                 824             842
        3.500%, 02/15/14                 536             538
    FNMA
        7.500%, 04/01/15                  --              --
        7.500%, 12/01/30                  38              41
        7.000%, 12/01/06                   8               8
        7.000%, 07/01/07                   7               7
        7.000%, 12/01/09                  28              30
        6.500%, 01/01/32                 515             543
        5.000%, 10/01/18                 851             869
        5.000%, 12/01/18                 928             948
        4.500%, 07/01/18               1,695           1,704
        4.000%, 09/01/10               1,661           1,659
    GNMA
        7.500%, 08/15/12                  33              35
        7.500%, 09/15/13                  27              29
        7.500%, 12/20/29                  11              12
        7.500%, 06/15/30                  72              78
        6.500%, 06/15/08                   3               3
        6.500%, 10/15/08                   5               5
        6.500%, 09/15/13                  81              87
        6.500%, 04/15/14                  40              43
        6.500%, 03/15/31                  74              78
        6.500%, 07/15/31                 759             804
        5.000%, 09/15/17                 530             546
        5.000%, 09/15/17                  34              35
        5.000%, 12/15/17                 830             854
        5.000%, 10/15/18                  72              74
        5.000%, 11/15/18                  78              80
        5.000%, 01/15/19                 496             510
        5.000%, 01/15/19                 922             948
        5.000%, 03/15/33                 112             113
        5.000%, 04/15/33                  38              38
        5.000%, 06/15/33                  51              52

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(CONCLUDED)
--------------------------------------------------------------------------------
------------------------------------------------------------------
                                      FACE AMOUNT      VALUE
DESCRIPTION                           (000)/SHARES     (000)
------------------------------------------------------------------
U.S.   GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- CONTINUED
   GNMA -- continued
        5.000%, 06/15/33             $     79        $    79
------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT MORTGAGE BACKED
    OBLIGATIONS (COST $11,632)                        11,756
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.1%
    U.S. Treasury Notes
        7.500%, 02/15/05               1,350           1,371
        6.625%, 05/15/07                 550             603
        6.500%, 08/15/05               1,000           1,033
        5.875%, 11/15/04                 500             501
        4.875%, 02/15/12               1,250           1,340
        3.125%, 05/15/07                 500             505
------------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $5,192)      5,353
------------------------------------------------------------------
FOREIGN GOVERNMENT -- 0.4%
    Province of Manitoba
        4.250%, 11/20/06                 250             258
------------------------------------------------------------------
    TOTAL FOREIGN GOVERNMENT (COST $255)                 258
------------------------------------------------------------------
CASH EQUIVALENTS -- 5.4%
      Federated Treasury
        Obligation Money Market
        Fund                       1,228,481           1,228
      SEI Daily Income Trust
        Treasury Fund              2,337,972           2,338
------------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $3,566)               3,566
------------------------------------------------------------------
    TOTAL INVESTMENTS+ -- 99.0% (COST $64,405)        65,542
------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES -- 1.0%
     Other Assets and Liabilities, Net                   673
------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------
    NET ASSETS -- 100.0%                             $66,215
------------------------------------------------------------------
+ At October 31, 2004, the tax basis cost of the Fund's investments was $64,404,614, and the unrealized appreciation and depreciation were $1,213,915 and $(76,520), respectively.
(A) The rate shown represents the security's effective yield at time of purchase.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

Amounts designated as "--" are either $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------
-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
COMMON STOCK -- 99.8%
    Aerospace & Defense -- 2.7%
      Boeing                            20,000       $  998
      Rockwell Collins                  28,000          993
-----------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                         1,991
-----------------------------------------------------------------
    Agriculture -- 3.0%
      Archer-Daniels-Midland            52,000        1,007
      Monsanto                          28,000        1,197
-----------------------------------------------------------------
    TOTAL AGRICULTURE                                 2,204
-----------------------------------------------------------------
    Automotive -- 3.5%
      Ford Motor                        70,000          912
      General Motors                    17,000          655
      Paccar                            15,000        1,040
-----------------------------------------------------------------
    TOTAL AUTOMOTIVE                                  2,607
-----------------------------------------------------------------
    Banks -- 12.7%
      Associated Banc-Corp              27,000          937
      Bank of America                   20,000          896
      Golden West Financial              7,000          818
      JPMorgan Chase                    21,000          811
      Keycorp                           30,000        1,008
      Marshall & Ilsley                 21,000          881
      National City                     27,000        1,052
      SunTrust Banks                    14,000          985
      Wachovia                          20,000          984
      Wells Fargo                       17,000        1,015
-----------------------------------------------------------------
    TOTAL BANKS                                       9,387
-----------------------------------------------------------------
    Building & Construction -- 5.8%
      Brunswick                         25,000        1,173
      D.R. Horton                       30,000          900
      Masco                             35,000        1,199
      Pulte Homes                       19,000        1,043
-----------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                     4,315
-----------------------------------------------------------------
    Chemicals -- 1.5%
      Dow Chemical                      25,000        1,123
-----------------------------------------------------------------
    TOTAL CHEMICALS                                   1,123
-----------------------------------------------------------------
    Coal Mining -- 1.9%
      Peabody Energy                    22,000        1,403
-----------------------------------------------------------------
    TOTAL COAL MINING                                 1,403
-----------------------------------------------------------------
    Containers & Packaging -- 1.2%
      Tupperware                        54,000          901
-----------------------------------------------------------------
    TOTAL CONTAINERS & PACKAGING                        901
-----------------------------------------------------------------
    Electrical Utilities -- 7.7%
      Constellation Energy Group        21,000          853
      Duke Energy                       48,000        1,177
      FPL Group                         15,000        1,034
      MDU Resources Group               42,000        1,077
      TXU                               25,000        1,531
-----------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                        5,672
-----------------------------------------------------------------
    Financial Services -- 8.7%
      American Express                  16,000          849
      Bear Stearns                      10,000          947
      Capital One Financial             13,000          959
      Citigroup                         18,000          799
      Countrywide Financial             33,000        1,054
      Goldman Sachs Group                9,000          885
      Lehman Brothers Holdings          11,000          904
-----------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                          6,397
-----------------------------------------------------------------
    Food, Beverage & Tobacco -- 1.2%
      Pepsi Bottling Group              31,000          869
-----------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                      869
-----------------------------------------------------------------
    Gas & Natural Gas -- 4.3%
      National Fuel Gas                 39,000        1,093

-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Gas & Natural Gas -- continued
      Oneok                             45,000       $1,207
      Sempra Energy                     27,000          905
-----------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                           3,205
-----------------------------------------------------------------
    Hotels & Lodging -- 1.3%
      Carnival                          19,000          961
-----------------------------------------------------------------
    TOTAL HOTELS & LODGING                              961
-----------------------------------------------------------------
    Industrials -- 3.3%
      Cummins                           15,000        1,051
      Nucor                             32,000        1,352
-----------------------------------------------------------------
    TOTAL INDUSTRIALS                                 2,403
-----------------------------------------------------------------
    Insurance -- 7.4%
      Allstate                          22,000        1,058
      AMBAC Financial Group             10,000          781
      Chubb                             15,000        1,082
      Fidelity National
        Financial                       24,200          913
      Lincoln National                  20,000          876
      Metlife                           20,000          767
-----------------------------------------------------------------
    TOTAL INSURANCE                                   5,477
-----------------------------------------------------------------
    Manufacturing -- 2.6%
      Eaton                             16,000        1,023
      Ingersoll-Rand, Cl A              13,000          890
-----------------------------------------------------------------
    TOTAL MANUFACTURING                               1,913
-----------------------------------------------------------------
    Medical Products & Services -- 2.7%
      Aetna                             11,000        1,045
      Pacificare Health Systems*        26,000          926
-----------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                 1,971
-----------------------------------------------------------------
    Metals & Mining -- 4.4%
      Phelps Dodge                      12,000        1,051
      Precision Castparts               19,000        1,140
      Worthington Industries            53,000        1,052
-----------------------------------------------------------------
    TOTAL METALS & MINING                             3,243
-----------------------------------------------------------------
    Miscellaneous Business Services -- 1.1%
      Cendant                           40,000          824
-----------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES               824
-----------------------------------------------------------------
    Paper & Paper Products -- 3.7%
      Georgia-Pacific                   27,000          934
      Kimberly-Clark                    16,000          954
      Louisiana-Pacific                 35,000          858
-----------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                      2,746
-----------------------------------------------------------------
    Petroleum & Fuel Products -- 4.5%
      Burlington Resources              26,000        1,079
      ConocoPhillips                    13,000        1,096
      Occidental Petroleum              20,000        1,117
-----------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                   3,292
-----------------------------------------------------------------
    Petroleum Refining -- 1.0%
      Exxon Mobil                       15,000          738
-----------------------------------------------------------------
    TOTAL PETROLEUM REFINING                            738
-----------------------------------------------------------------
    Retail -- 4.0%
      BJ's Wholesale Club*              32,000          929
      J.C. Penney Holding               29,000        1,003
      McDonald's                        35,000        1,020
-----------------------------------------------------------------
    TOTAL RETAIL                                      2,952
-----------------------------------------------------------------
    Rubber & Plastic -- 1.4%
      Cytec Industries                  22,000        1,023
-----------------------------------------------------------------
    TOTAL RUBBER & PLASTIC                            1,023
-----------------------------------------------------------------
    Telephones & Telecommunication -- 1.4%
      SBC Communications                41,000        1,036
-----------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION              1,036
-----------------------------------------------------------------

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
VALUE FUND(CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Transportation Services -- 5.5%
      Norfolk Southern                  50,000      $ 1,697
      Overseas Shipholding Group        20,000        1,139
      Ryder System                      25,000        1,253
-----------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                     4,089
-----------------------------------------------------------------
    Utilities -- 1.3%
      Exelon                            24,000          951
-----------------------------------------------------------------
    TOTAL UTILITIES                                     951
-----------------------------------------------------------------
    TOTAL COMMON STOCK (COST $57,965)                73,693
-----------------------------------------------------------------
CASH EQUIVALENT -- 0.1%
      SEI Daily Income Trust
      Treasury Fund                     69,741           70
-----------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $70)                     70
-----------------------------------------------------------------
    TOTAL INVESTMENTS+ -- 99.9% (COST $58,035)       73,763
-----------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES -- 0.1%
     Other Assets and Liabilities, Net                   95
-----------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------
     NET ASSETS -- 100.0%                           $73,858
-----------------------------------------------------------------
* Non-income producing security.
+ At October 31, 2004, the tax basis cost of the Fund's investments was $58,035,325, and the unrealized appreciation and depreciation were $16,257,608 and $(529,564), respectively. Cl -- Class

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
COMMON STOCK -- 98.8%
    Aerospace & Defense -- 1.3%
      United Technologies                7,000       $  650
-----------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                           650
-----------------------------------------------------------------
    Automotive -- 1.2%
      Johnson Controls                  10,000          573
-----------------------------------------------------------------
    TOTAL AUTOMOTIVE                                    573
-----------------------------------------------------------------
    Building & Construction -- 3.0%
      KB Home                           10,000          822
      Lennar, Cl A                      14,000          630
-----------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                     1,452
-----------------------------------------------------------------
    Computer Software -- 6.2%
      Adobe Systems                     14,000          784
      Electronic Arts*                  14,000          629
      Symantec*                         19,000        1,082
      Transaction Systems
        Architects, Cl A*               31,000          508
-----------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                           3,003
-----------------------------------------------------------------
    Computers & Services -- 4.9%
      Autodesk                          22,000        1,160
      Computer Sciences*                13,000          646
      Lexmark International, Cl A*       7,000          582
-----------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                        2,388
-----------------------------------------------------------------
    Consumer Products -- 3.8%
      Nike, Cl B                         9,000          732
      Reebok International              14,000          518
      Timberland, Cl A*                 10,000          614
-----------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                           1,864
-----------------------------------------------------------------
    Drugs -- 1.3%
      IVAX*                             33,750          611
-----------------------------------------------------------------
    TOTAL DRUGS                                         611
-----------------------------------------------------------------
    Electronic Components & Equipment -- 1.2%
      Arrow Electronics*                25,000          599
-----------------------------------------------------------------
    TOTAL ELECTRONIC COMPONENTS & EQUIPMENT             599
-----------------------------------------------------------------
    Financial Services -- 2.3%
      Investors Financial Services      14,000          539
      MBNA                              22,000          564
-----------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                          1,103
-----------------------------------------------------------------
    Food, Beverage & Tobacco -- 2.4%
      Constellation Brands, Cl A*       17,000          667
      Tyson Foods, Cl A                 34,000          493
-----------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                    1,160
-----------------------------------------------------------------
    Hotels & Lodging -- 4.7%
      Boyd Gaming                       25,000          837
      Harrah's Entertainment            13,000          761
      Marriott International, Cl A      13,000          708
-----------------------------------------------------------------
    TOTAL HOTELS & LODGING                            2,306
-----------------------------------------------------------------
    Insurance -- 1.5%
      Progressive                       8,000           748
-----------------------------------------------------------------
    TOTAL INSURANCE                                     748
-----------------------------------------------------------------
    Machinery -- 2.8%
      Caterpillar                       8,000           644
      Graco                            21,000           723
-----------------------------------------------------------------
    TOTAL MACHINERY                                   1,367
-----------------------------------------------------------------
    Manufacturing -- 1.9%
      Coach*                           20,000           933
-----------------------------------------------------------------
    TOTAL MANUFACTURING                                 933
-----------------------------------------------------------------
    Medical Products & Services -- 13.0%
      Beckman Coulter                   11,000          655
      Becton Dickinson                  12,000          630

-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Medical Products & Services -- continued
      Charles River Laboratories
        International*                  15,000      $   702
      Coventry Health Care*             13,000          532
      LifePoint Hospitals*              22,000          713
      Millipore*                        12,000          552
      Quest Diagnostics                  5,000          438
      UnitedHealth Group                11,000          796
      WellPoint Health Networks*         6,000          586
      Zimmer Holdings*                   9,000          698
-----------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                 6,302
-----------------------------------------------------------------
    Miscellaneous Business Services -- 2.7%
      Korn/Ferry International*         42,000          731
      Manpower                          13,000          588
-----------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES             1,319
-----------------------------------------------------------------
    Miscellaneous Consumer Services -- 1.5%
      Brink's                           23,000          738
-----------------------------------------------------------------
    TOTAL MISCELLANEOUS CONSUMER SERVICES               738
-----------------------------------------------------------------
    Motorcycles, Bicycles & Parts -- 1.2%
      Harley-Davidson                   10,000          576
-----------------------------------------------------------------
    TOTAL MOTORCYCLES, BICYCLES & PARTS                 576
-----------------------------------------------------------------
    Petroleum & Fuel Products -- 4.9%
      Kerr-McGee                        12,000          711
      Pogo Producing                    13,000          596
      XTO Energy                        32,000        1,068
-----------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                   2,375
-----------------------------------------------------------------
    Petroleum Refining -- 5.0%
      ChevronTexaco                     14,000          743
      Sunoco                            11,000          818
      Valero Energy                     20,000          859
-----------------------------------------------------------------
    TOTAL PETROLEUM REFINING                          2,420
-----------------------------------------------------------------
    Photographic Equipment & Supplies -- 1.4%
      Xerox*                            47,000          694
-----------------------------------------------------------------
    TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES             694
-----------------------------------------------------------------
    Retail -- 18.0%
      Aeropostale*                      24,000          757
      American Eagle Outfitters*        23,000          940
      Barnes & Noble*                   17,000          566
      Best Buy                          12,000          711
      Claire's Stores                   32,000          833
      Costco Wholesale                  16,000          767
      CVS                               16,000          695
      Home Depot                        17,000          698
      Limited Brands                    30,000          743
      RadioShack                        18,000          539
      Staples                           22,400          666
      Urban Outfitters*                 20,000          820
-----------------------------------------------------------------
    TOTAL RETAIL                                      8,735
-----------------------------------------------------------------
    Semi-Conductors & Instruments -- 2.9%
      Cree*                             23,000          794
      Waters*                           15,000          619
-----------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS & INSTRUMENTS               1,413
-----------------------------------------------------------------
    Telephones & Telecommunication -- 3.2%
      Plantronics*                      21,000          913
      Verizon Communications            16,000          626
-----------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION              1,539
-----------------------------------------------------------------
    Transportation Services -- 4.9%
      CNF                               17,000          744
      FedEx                              7,000          638
      JB Hunt Transport Services        24,000          981
-----------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                     2,363
-----------------------------------------------------------------

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
GROWTH FUND(CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Utilities -- 1.6%
      Ametek                            24,000      $   790
-----------------------------------------------------------------
    TOTAL UTILITIES                                     790
-----------------------------------------------------------------
    TOTAL COMMON STOCK (COST $37,896)                48,021
-----------------------------------------------------------------
CASH EQUIVALENTS -- 1.1%
      Federated Treasury Obligation
       Money Market Fund                62,720           63
      SEI Daily Income Trust
       Treasury Fund                   493,173          493
-----------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $556)                  556
-----------------------------------------------------------------
    TOTAL INVESTMENTS+ -- 99.9% (COST $38,452)       48,577
-----------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES -- 0.1%
     Other Assets and Liabilities, Net                   44
-----------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------
    NET ASSETS -- 100.0%                            $48,621
-----------------------------------------------------------------
* Non-income producing security.
+ At October 31, 2004, the tax basis cost of the Fund's investments was $38,452,358, and the unrealized appreciation and depreciation were $10,804,491 and $(679,500), respectively. Cl -- Class

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
BURKENROAD FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
COMMON STOCK -- 97.5%
    Aerospace & Defense -- 3.3%
      Armor Holdings*                   3,000         $ 111
      Petroleum Helicopters*            5,000           114
-----------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                           225
-----------------------------------------------------------------
    Apparel & Textiles -- 1.0%
      Russell                           4,000            69
-----------------------------------------------------------------
    TOTAL APPAREL & TEXTILES                             69
-----------------------------------------------------------------
    Banks -- 10.4%
      Alabama National Bancorp          2,000           128
      Britton & Koontz Capital          6,000           108
      IBERIABANK                        3,000           183
      Midsouth Bancorp                  4,000           131
      Teche Holding                     4,000           159
-----------------------------------------------------------------
    TOTAL BANKS                                         709
-----------------------------------------------------------------
    Building & Construction -- 4.5%
      Craftmade International           5,000           104
      NCI Building Systems*             3,000            97
      U.S. Concrete*                   15,000           105
-----------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                       306
-----------------------------------------------------------------
    Building & Construction Supplies -- 1.5%
      Texas Industries                  2,000           102
-----------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION SUPPLIES              102
-----------------------------------------------------------------
    Commercial Services -- 1.9%
      Team*                             8,000           126
-----------------------------------------------------------------
    TOTAL COMMERCIAL SERVICES                           126
-----------------------------------------------------------------
    Computers & Services -- 1.5%
      InterVoice*                       8,000            99
-----------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                           99
-----------------------------------------------------------------
    Consumer Products -- 3.3%
      Helen of Troy Ltd.*               3,000            80
      Marine Products                   8,000           146
-----------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                             226
-----------------------------------------------------------------
    Correctional Institutions -- 1.2%
      Geo Group*                        4,000            80
-----------------------------------------------------------------
    TOTAL CORRECTIONAL INSTITUTIONS                      80
-----------------------------------------------------------------
    Drugs -- 1.8% First Horizon
      Pharmaceutical*                   5,000           123
-----------------------------------------------------------------
    TOTAL DRUGS                                         123
-----------------------------------------------------------------
    Financial Services -- 1.4%
      First Cash Financial Services*    4,000            94
-----------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                             94
-----------------------------------------------------------------
    Food, Beverage & Tobacco -- 3.8%
      Cal-Maine Foods                   8,000            82
      National Beverage                10,000            81
      Sanderson Farms                   3,000            97
-----------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                      260
-----------------------------------------------------------------
    Funeral Services -- 2.1%
      Stewart Enterprises, Cl A*       20,000           142
-----------------------------------------------------------------
    TOTAL FUNERAL SERVICES                              142
-----------------------------------------------------------------
    Gas & Natural Gas -- 2.1%
      EnergySouth                       5,250           142
-----------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                             142
-----------------------------------------------------------------
    Hotels & Lodging -- 1.7%
      Isle of Capri Casinos*            5,000           113
-----------------------------------------------------------------
    TOTAL HOTELS & LODGING                              113
-----------------------------------------------------------------
    Leasing & Renting -- 1.4%
      Aaron Rents                       4,500            98
-----------------------------------------------------------------
    TOTAL LEASING & RENTING                              98
-----------------------------------------------------------------

-----------------------------------------------------------------
DESCRIPTION                             SHARES        VALUE
                                                      (000)
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Measuring Devices -- 0.9%
      Input/Output*                     9,000         $  63
-----------------------------------------------------------------
    TOTAL MEASURING DEVICES                              63
-----------------------------------------------------------------
    Medical Products & Services -- 2.2%
      Matria Healthcare*                3,000            94
      Pediatrix Medical Group*          1,000            56
-----------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                   150
-----------------------------------------------------------------
    Metals & Mining -- 3.2%
      Commercial Metals                 4,000           144
      Encore Wire*                      6,000            74
-----------------------------------------------------------------
    TOTAL METALS & MINING                               218
-----------------------------------------------------------------
    Office Furniture & Fixtures -- 1.6%
      Global Imaging Systems*           3,000           106
-----------------------------------------------------------------
    TOTAL OFFICE FURNITURE & FIXTURES                   106
-----------------------------------------------------------------
    Paper & Paper Products -- 0.9%
      Schweitzer-Mauduit
        International                   2,000            63
-----------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                         63
-----------------------------------------------------------------
    Petroleum & Fuel Products -- 20.4%
      Cabot Oil & Gas                   2,200            93
      Callon Petroleum*                11,000           149
      Denbury Resources*                7,000           174
      Energy Partners*                  7,000           123
      Gulf Island Fabrication           7,000           143
      KCS Energy*                      12,000           163
      Lone Star Technologies*           3,000            79
      Magnum Hunter Resources*          9,000           109
      RPC                               6,000           124
      Stone Energy*                     2,400            99
      Superior Energy Services*        10,000           129
-----------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                   1,385
-----------------------------------------------------------------
    Real Estate Investment Trust -- 4.6%
      Eastgroup Properties              4,500           160
      Parkway Properties                3,000           152
-----------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUST                  312
-----------------------------------------------------------------
    Retail -- 11.3%
      Hibbett Sporting Goods*           5,600           125
      Landry's Restaurants              3,000            81
      Movie Gallery                     3,500            57
      Rare Hospitality
        International*                  2,300            64
      Sonic*                            6,000           164
      Stein Mart*                       7,000           116
      Tuesday Morning*                  5,000           163
-----------------------------------------------------------------
    TOTAL RETAIL                                        770
-----------------------------------------------------------------
    Services -- 2.4%
      Gevity HR                         3,000            54
      Rollins                           4,100           108
-----------------------------------------------------------------
    SERVICES                                            162
-----------------------------------------------------------------
    Transportation Services -- 2.6%
      Allied Holdings*                 22,000            48
      Kirby*                            3,000           126
-----------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                       174
-----------------------------------------------------------------
    Utilities -- 2.2%
      Cleco                             8,000           146
-----------------------------------------------------------------
    TOTAL UTILITIES                                     146
-----------------------------------------------------------------
    Wholesale -- 2.3%
      SCP Pool                          5,250           153
-----------------------------------------------------------------
    TOTAL WHOLESALE                                     153
-----------------------------------------------------------------
    TOTAL COMMON STOCK (COST $5,419)                  6,616
-----------------------------------------------------------------

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
BURKENROAD FUND(CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------
                                                      VALUE
DESCRIPTION                             SHARES        (000)
-----------------------------------------------------------------
CASH EQUIVALENT -- 2.3%
      SEI Daily Income Trust
       Treasury Fund                   157,353       $  157
-----------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $157)                   157
-----------------------------------------------------------------
    TOTAL INVESTMENTS+-- 99.8% (COST $5,576)          6,773
-----------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES -- 0.2%
     Other Assets and Liabilities, Net                   14
-----------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------
     NET ASSETS -- 100.0%                            $6,787
-----------------------------------------------------------------
* Non-income producing security.
+ At October 31, 2004, the tax basis cost of the Fund's investments was $5,576,377, and the unrealized appreciation and depreciation were $1,391,105 and $(194,115), respectively.
Cl -- Class
Ltd. -- Limited

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         -------------------
                                         James F. Volk
                                         President
Date 12/28/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         -------------------
                                         James F. Volk
                                         President
Date 12/28/04


By (Signature and Title)*                /s/ Peter J. Golden
                                         -------------------
                                         Peter J. Golden
                                         Controller and Chief Financial Officer
Date 12/28/04
* Print the name and title of each signing officer under his or her signature.